Long-term prepayments and other non-current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Long-term receivable	¥ 0		¥ 145,507
Long-term prepaid advertising fee	188,205		0
Prepayment for acquisition and investments	10,000		0
Rental deposits	27,559		28,119
Prepayment for purchase of property and equipment	1,553		1,734
Profit sharing right asset and other consideration receivables for disposal of Finance Business (due from a related party (Note 9))	510,908		0
Others	17,035		48,407
Total	¥ 755,260	$ 115,586	¥ 223,767